FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06336
                                   ------------

                     FRANKLIN TEMPLETON INTERNATIONAL TRUST
                   -------------------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                -------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         ---------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end: 10/31
                         -----

Date of reporting period:  1/31/09
                          --------



Item 1. Schedule of Investments.


Franklin Templeton International Trust

QUARTERLY STATEMENTS OF INVESTMENTS
JANUARY 31, 2009

CONTENTS

Franklin India Growth Fund ................................................    3
Templeton Foreign Smaller Companies Fund ..................................    4
Templeton Global Long-Short Fund ..........................................    7
Notes to Statements of Investments ........................................   12
FT (Mauritius) Offshore Investments Limited ...............................   16
Notes to Statement of Investments .........................................   18

                   (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                       FRANKLIN - TEMPLETON - Mutual Series


                     Quarterly Statements of Investments | 1

                       This page intentionally left blank.

Franklin Templeton International Trust

STATEMENT OF INVESTMENTS, JANUARY 31, 2009 (UNAUDITED)

FRANKLIN INDIA GROWTH FUND                                SHARES       VALUE
--------------------------                              ---------   -----------
INVESTMENT IN PORTFOLIO (COST $59,810,846) 99.8%
FT (Mauritius) Offshore Investments Limited .........   6,978,194   $33,455,826
OTHER ASSETS, LESS LIABILITIES 0.2% .................                    51,451
                                                                    -----------
NET ASSETS 100.0% ...................................               $33,507,277
                                                                    ===========

                    See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 3

Franklin Templeton International Trust

STATEMENT OF INVESTMENTS, JANUARY 31, 2009 (UNAUDITED)

     TEMPLETON FOREIGN SMALLER COMPANIES FUND                       INDUSTRY                           SHARES             VALUE
     -----------------------------------------   ----------------------------------------------   ---------------   ---------------
     COMMON STOCKS 98.9%
     AUSTRALIA 6.1%
     Billabong International Ltd. ............          Textiles, Apparel & Luxury Goods                  243,632   $     1,145,638
     Downer EDI Ltd. .........................           Commercial Services & Supplies                   620,698         1,404,144
     Emeco Holdings Ltd. .....................          Trading Companies & Distributors                4,081,466           440,907
(a)  Iluka Resources Ltd. ....................                  Metals & Mining                           609,311         1,645,543
     Pacific Brands Ltd. .....................                    Distributors                          1,876,739           506,844
     PaperlinX Ltd. ..........................              Paper & Forest Products                     2,315,514           647,413
                                                                                                                    ---------------
                                                                                                                          5,790,489
                                                                                                                    ---------------
     BAHAMAS 1.7%
(a)  Steiner Leisure Ltd. ....................            Diversified Consumer Services                    65,669         1,637,128
                                                                                                                    ---------------
     BELGIUM 1.7%
     Barco NV ................................   Electronic Equipment, Instruments & Components            82,323         1,597,391
                                                                                                                    ---------------
     CANADA 8.5%
(a)  ATS Automation Tooling Systems Inc. .....                     Machinery                              359,759         1,324,788
     Biovail Corp. ...........................                  Pharmaceuticals                           207,227         2,267,350
     Canaccord Capital Inc. ..................                  Capital Markets                           399,073         1,511,825
     Dorel Industries Inc., B ................                 Household Durables                          46,315           833,138
(a)  GSI Group Inc. ..........................   Electronic Equipment, Instruments & Components           305,872           281,402
     Kingsway Financial Services Inc. ........                     Insurance                              150,941           737,827
(a)  MDS Inc. ................................         Life Sciences Tools & Services                     131,956         1,032,040
(a)  Mega Brands Inc. ........................          Leisure Equipment & Products                      119,326            36,942
                                                                                                                    ---------------
                                                                                                                          8,025,312
                                                                                                                    ---------------
     CAYMAN ISLANDS 0.7%
     Stella International Holdings Ltd. ......          Textiles, Apparel & Luxury Goods                  740,000           644,180
                                                                                                                    ---------------
     CHINA 6.6%
(a)  AAC Acoustic Technologies Holdings
        Inc. .................................              Communications Equipment                    2,300,000           747,480
(a)  Bio-Treat Technology Ltd. ...............         Commercial Services & Supplies                   4,721,875           140,788
     People's Food Holdings Ltd. .............                   Food Products                          5,399,101         2,414,705
     Sinotrans Ltd., H .......................              Air Freight & Logistics                    13,421,000         2,180,855
     Travelsky Technology Ltd., H ............                    IT Services                           1,980,150           781,432
                                                                                                                    ---------------
                                                                                                                          6,265,260
                                                                                                                    ---------------
     FINLAND 5.1%
     Amer Sports OYJ .........................            Leisure Equipment & Products                    321,382         2,310,268
(a)  Elcoteq SE, A ...........................              Communications Equipment                      175,742           278,741
     Huhtamaki OYJ ...........................               Containers & Packaging                       301,453         2,224,846
                                                                                                                    ---------------
                                                                                                                          4,813,855
                                                                                                                    ---------------
     GERMANY 2.7%
(a)  Jenoptik AG .............................   Electronic Equipment, Instruments & Components           393,970         2,534,753
                                                                                                                    ---------------
     HONG KONG 7.6%
     Asia Satellite Telecommunications
        Holdings Ltd. ........................        Diversified Telecommunication Services              744,402           696,012
     Dah Sing Financial Group ................                  Commercial Banks                          650,069         1,614,682
     Fountain Set (Holdings) Ltd. ............          Textiles, Apparel & Luxury Goods                6,512,566           268,766
     Giordano International Ltd. .............                  Specialty Retail                        5,957,910         1,429,152
     Hung Hing Printing Group Ltd. ...........               Containers & Packaging                     1,030,260           140,839
     Lerado Group (Holding) Co. Ltd. .........            Leisure Equipment & Products                  6,686,706           344,940


                     4 | Quarterly Statements of Investments

Franklin Templeton International Trust

     TEMPLETON FOREIGN SMALLER COMPANIES FUND                       INDUSTRY                           SHARES             VALUE
     -----------------------------------------   ----------------------------------------------   ---------------   ---------------
     COMMON STOCKS (CONTINUED)
     HONG KONG (CONTINUED)
     Texwinca Holdings Ltd. ..................          Textiles, Apparel & Luxury Goods                3,792,808   $     1,643,507
     Yue Yuen Industrial Holdings Ltd. .......          Textiles, Apparel & Luxury Goods                  573,545         1,051,813
                                                                                                                    ---------------
                                                                                                                          7,189,711
                                                                                                                    ---------------
     JAPAN 8.9%
     Aiful Corp. .............................                  Consumer Finance                          221,800           490,615
     Asics Corp. .............................          Textiles, Apparel & Luxury Goods                    6,000            45,017
     Descente Ltd. ...........................          Textiles, Apparel & Luxury Goods                  467,000         1,899,872
     MEITEC Corp. ............................                Professional Services                        69,748         1,098,571
     Nichii Gakkan Co. .......................          Health Care Providers & Services                   96,700         1,524,155
     Sohgo Security Services Co. Ltd. ........           Commercial Services & Supplies                   170,001         1,626,976
     Takuma Co. Ltd. .........................                      Machinery                             755,000         1,090,980
     USS Co. Ltd. ............................                  Specialty Retail                           15,110           651,662
                                                                                                                    ---------------
                                                                                                                          8,427,848
                                                                                                                    ---------------
     NETHERLANDS 5.1%
     Aalberts Industries NV ..................                      Machinery                              82,155           468,677
     Draka Holding NV ........................                Electrical Equipment                         43,003           342,132
     OPG Groep NV ............................          Health Care Providers & Services                  142,725         1,643,036
     SBM Offshore NV .........................             Energy Equipment & Services                     66,480           805,702
     USG People NV ...........................                Professional Services                       142,982         1,586,739
                                                                                                                    ---------------
                                                                                                                          4,846,286
                                                                                                                    ---------------
     NORWAY 0.7%
     Tomra Systems ASA .......................           Commercial Services & Supplies                   185,200           622,566
                                                                                                                    ---------------
     PHILIPPINES 0.7%
(a)  First Gen Corp. .........................    Independent Power Producers & Energy Traders          2,261,000           644,610
                                                                                                                    ---------------
     SINGAPORE 1.1%
     Huan Hsin Holdings Ltd. .................   Electronic Equipment, Instruments & Components         1,985,075           302,513
(a)  Osim International Ltd. .................                Specialty Retail                          1,247,223            53,715
     Venture Corp. Ltd. ......................   Electronic Equipment, Instruments & Components           250,862           679,825
                                                                                                                    ---------------
                                                                                                                          1,036,053
                                                                                                                    ---------------
     SOUTH KOREA 11.1%
(a)  Binggrae Co. Ltd. .......................                    Food Products                            44,770         1,280,069
(a)  Busan Bank ..............................                  Commercial Banks                          359,845         1,648,801
(a)  Daeduck Electronics Co. Ltd. ............   Electronic Equipment, Instruments & Components           393,333           935,287
     Daegu Bank Co. Ltd. .....................                    Commercial Banks                        352,855         1,805,780
(a)  Halla Climate Control Corp. .............                   Auto Components                          236,390         1,197,778
     INTOPS Co. Ltd. .........................   Electronic Equipment, Instruments & Components            77,936           823,645
     People & Telecommunication Inc. .........                Communications Equipment                    213,488           663,721
     Sindo Ricoh Co. .........................                   Office Electronics                        35,020         1,335,906
     Youngone Corp. ..........................            Textiles, Apparel & Luxury Goods                171,499           816,839
                                                                                                                    ---------------
                                                                                                                         10,507,826
                                                                                                                    ---------------
     SPAIN 2.0%
     Sol Melia SA ............................              Hotels, Restaurants & Leisure                 376,985         1,904,696
                                                                                                                    ---------------


                    Quarterly Statements of Investments | 5

Franklin Templeton International Trust

     TEMPLETON FOREIGN SMALLER COMPANIES FUND                       INDUSTRY                           SHARES             VALUE
     -----------------------------------------   ----------------------------------------------   ---------------   ---------------
     COMMON STOCKS (CONTINUED)
     SWEDEN 0.7%
(b)  D. Carnegie & Co. AB ....................                   Capital Markets                          456,515   $            --
     Niscayah Group AB .......................           Commercial Services & Supplies                   924,190           684,430
                                                                                                                    ---------------
                                                                                                                            684,430
                                                                                                                    ---------------
     SWITZERLAND 2.8%
     Verwaltungs- und Privat-Bank AG .........                   Capital Markets                           20,343         2,048,242
     Vontobel Holding AG .....................                   Capital Markets                           37,896           645,184
                                                                                                                    ---------------
                                                                                                                          2,693,426
                                                                                                                    ---------------
     TAIWAN 11.8%
     AcBel Polytech Inc. .....................                Electrical Equipment                      2,486,268           905,152
     D-Link Corp. ............................              Communications Equipment                    2,023,949         1,116,520
     Giant Manufacturing Co. Ltd. ............            Leisure Equipment & Products                    682,050         1,439,305
     KYE Systems Corp. .......................              Computers & Peripherals                     1,973,678           838,361
     Pihsiang Machinery Manufacturing
        Co. Ltd. .............................          Health Care Equipment & Supplies                1,524,000         1,940,346
     Simplo Technology Co. Ltd. ..............              Computers & Peripherals                       532,573         1,294,335
(a)  Ta Chong Bank Ltd. ......................                  Commercial Banks                       12,249,000         1,446,616
     Taiwan Fu Hsing .........................                 Building Products                        2,649,980           787,216
     Test-Rite International Co. Ltd. ........                    Distributors                          3,235,183         1,461,455
                                                                                                                    ---------------
                                                                                                                         11,229,306
                                                                                                                    ---------------
     THAILAND 5.4%
     Bank of Ayudhya Public Co. Ltd., NVDR ...                  Commercial Banks                        6,366,400         1,611,401
     Glow Energy Public Co. Ltd., fgn. .......    Independent Power Producers & Energy Traders          3,266,354         2,148,610
     Total Access Communication Public Co.
        Ltd., fgn. ...........................         Wireless Telecommunication Services              1,710,650         1,368,520
                                                                                                                    ---------------
                                                                                                                          5,128,531
                                                                                                                    ---------------
     UNITED KINGDOM 7.9%
     Bodycote PLC ............................                     Machinery                              319,087           565,029
     Fiberweb PLC ............................                 Personal Products                        2,209,286           873,817
     Future PLC ..............................                       Media                              3,140,311           797,651
     GAME Group PLC ..........................                  Specialty Retail                          523,742         1,090,866
     Henderson Group PLC .....................                   Capital Markets                        1,700,471         1,851,111
     New Star Asset Management Group PLC .....                   Capital Markets                        1,457,237            40,399
     Yell Group PLC ..........................                       Media                              1,775,757         1,140,509
     Yule Catto & Co. PLC ....................                      Chemicals                           1,512,452         1,168,970
                                                                                                                    ---------------
                                                                                                                          7,528,352
                                                                                                                    ---------------
     TOTAL COMMON STOCKS
        (COST $197,164,503) 98.9% ............                                                                           93,752,009
     OTHER ASSETS, LESS LIABILITIES 1.1% .....                                                                            1,045,729
                                                                                                                    ---------------
     NET ASSETS 100.0% .......................                                                                      $    94,797,738
                                                                                                                    ===============

(a)  Non-income producing for the twelve months ended January 31, 2009.

(b) Security has been deemed illiquid because it may not be able to be sold within seven days. At January 31, 2009, the value of this security was $0.

                     See Notes to Statements of Investments.


                     6 | Quarterly Statements of Investments

Franklin Templeton International Trust

STATEMENT OF INVESTMENTS, JANUARY 31, 2009 (UNAUDITED)

     TEMPLETON GLOBAL LONG-SHORT FUND                               INDUSTRY                           SHARES            VALUE
     -----------------------------------------   ----------------------------------------------   ---------------   ---------------
     COMMON STOCKS 89.7%
     AUSTRALIA 0.4%
     Alumina Ltd. ............................                  Metals & Mining                           378,300   $       274,045
                                                                                                                    ---------------
     AUSTRIA 2.0%
     Telekom Austria AG ......................       Diversified Telecommunication Services               104,100         1,464,697
                                                                                                                    ---------------
     BRAZIL 0.2%
     Embraer-Empresa Brasileira de Aeronautica
        SA, ADR ..............................                Aerospace & Defense                          11,982           180,569
                                                                                                                    ---------------
     FRANCE 6.2%
     France Telecom SA .......................       Diversified Telecommunication Services                56,260         1,263,656
     Compagnie Generale des Etablissements
        Michelin, B ..........................                  Auto Components                            17,320           680,571
     Sanofi-Aventis ..........................                  Pharmaceuticals                            19,920         1,123,271
     Total SA, B .............................            Oil, Gas & Consumable Fuels                      13,450           673,963
     Vivendi SA ..............................                       Media                                 32,090           829,546
                                                                                                                    ---------------
                                                                                                                          4,571,007
                                                                                                                    ---------------
     GERMANY 2.8%
     Bayerische Motoren Werke AG .............                    Automobiles                              31,870           760,062
(a)  Infineon Technologies AG ................      Semiconductors & Semiconductor Equipment              347,250           312,250
     Siemens AG ..............................              Industrial Conglomerates                       17,840         1,004,042
                                                                                                                    ---------------
                                                                                                                          2,076,354
                                                                                                                    ---------------
     INDIA 0.2%
     Satyam Computer Services Ltd. ...........                    IT Services                             167,100           184,888
                                                                                                                    ---------------
     ISRAEL 1.1%
(a)  Check Point Software Technologies Ltd. ..                      Software                               34,436           780,664
                                                                                                                    ---------------
     ITALY 3.3%
     Eni SpA .................................            Oil, Gas & Consumable Fuels                      38,628           822,167
     Intesa Sanpaolo SpA .....................                  Commercial Banks                          262,880           831,378
     UniCredit SpA ...........................                  Commercial Banks                          439,990           777,777
                                                                                                                    ---------------
                                                                                                                          2,431,322
                                                                                                                    ---------------
     JAPAN 3.9%
     FUJIFILM Holdings Corp. .................   Electronic Equipment, Instruments & Components            32,300           719,852
     Olympus Corp. ...........................          Health Care Equipment & Supplies                   30,450           501,605
     Sohgo Security Services Co. Ltd. ........           Commercial Services & Supplies                    59,750           571,831
     Toyota Motor Corp. ......................                    Automobiles                              34,055         1,107,218
                                                                                                                    ---------------
                                                                                                                          2,900,506
                                                                                                                    ---------------
     NETHERLANDS 2.1%
     ING Groep NV ............................           Diversified Financial Services                    82,000           669,384
     Randstad Holding NV .....................               Professional Services                         44,720           889,767
                                                                                                                    ---------------
                                                                                                                          1,559,151
                                                                                                                    ---------------
     NORWAY 2.1%
     Aker Solutions ASA ......................            Energy Equipment & Services                      60,570           285,755
     Telenor ASA .............................       Diversified Telecommunication Services               190,520         1,246,540
                                                                                                                    ---------------
                                                                                                                          1,532,295
                                                                                                                    ---------------


                     Quarterly Statements of Investments | 7

Franklin Templeton International Trust

       TEMPLETON GLOBAL LONG-SHORT FUND                             INDUSTRY                           SHARES            VALUE
       ---------------------------------------   ----------------------------------------------   ---------------   ---------------
       COMMON STOCKS (CONTINUED)
       PORTUGAL 0.5%
       Banco Espirito Santo SA ...............                  Commercial Banks                           61,330   $       407,925
                                                                                                                    ---------------
       RUSSIA 1.1%
       Gazprom, ADR ..........................             Oil, Gas & Consumable Fuels                     65,020           852,412
                                                                                                                    ---------------
       SINGAPORE 2.3%
(a)    Flextronics International Ltd. ........            Electronic Equipment, Instruments
                                                                   & Components                           351,580           917,624
       Singapore Telecommunications Ltd. .....       Diversified Telecommunication Services               436,000           768,434
                                                                                                                    ---------------
                                                                                                                          1,686,058
                                                                                                                    ---------------
       SOUTH KOREA 3.8%
       Hana Financial Group Inc. .............                  Commercial Banks                           49,031           821,620
       Samsung Electronics Co. Ltd. ..........      Semiconductors & Semiconductor Equipment                3,250         1,148,028
(a)    Shinhan Financial Group Co. Ltd. ......                  Commercial Banks                           40,150           828,284
                                                                                                                    ---------------
                                                                                                                          2,797,932
                                                                                                                    ---------------
       SPAIN 1.8%
       Telefonica SA .........................       Diversified Telecommunication Services                73,000         1,300,704
                                                                                                                    ---------------
       SWITZERLAND 2.7%
       Adecco SA .............................                Professional Services                        33,400         1,124,610
       Roche Holding AG ......................                   Pharmaceuticals                            6,292           886,266
                                                                                                                    ---------------
                                                                                                                          2,010,876
                                                                                                                    ---------------
       TAIWAN 3.9%
(b)    Compal Electronics Inc., GDR, Reg S ...               Computers & Peripherals                      238,235           595,588
       Mega Financial Holding Co. Ltd. .......                  Commercial Banks                        3,274,000           955,290
(c)    Taiwan Semiconductor Manufacturing Co.
          Ltd., ADR ..........................      Semiconductors & Semiconductor Equipment              172,974         1,304,224
                                                                                                                    ---------------
                                                                                                                          2,855,102
                                                                                                                    ---------------
       TURKEY 1.9%
       Turkcell Iletisim Hizmetleri AS, ADR ..         Wireless Telecommunication Services                108,000         1,422,360
                                                                                                                    ---------------
       UNITED KINGDOM 16.3%
       Aviva PLC .............................                      Insurance                             140,320           635,443
       BAE Systems PLC .......................                 Aerospace & Defense                        191,413         1,117,557
(c)    BP PLC ................................             Oil, Gas & Consumable Fuels                    211,048         1,514,780
       British Sky Broadcasting Group PLC ....                        Media                               151,885         1,095,654
       G4S PLC ...............................           Commercial Services & Supplies                   284,299           791,455
       GlaxoSmithKline PLC ...................                   Pharmaceuticals                           54,989           973,329
       Kingfisher PLC ........................                  Specialty Retail                          599,616         1,210,605
       Pearson PLC ...........................                        Media                                66,983           647,016
       Premier Foods PLC .....................                    Food Products                         1,080,230           493,888
       Royal Bank of Scotland Group PLC ......                  Commercial Banks                          498,700           159,244
       Royal Dutch Shell PLC, B ..............             Oil, Gas & Consumable Fuels                     53,338         1,282,807
       Vodafone Group PLC ....................         Wireless Telecommunication Services                822,066         1,547,564
       William Morrison Supermarkets PLC .....              Food & Staples Retailing                      151,429           595,086
                                                                                                                    ---------------
                                                                                                                         12,064,428
                                                                                                                    ---------------
       UNITED STATES 31.1%
       Accenture Ltd., A .....................                     IT Services                             22,140           698,738
       American Express Co. ..................                  Consumer Finance                           21,680           362,706
(a, c) Amgen Inc. ............................                    Biotechnology                            18,520         1,015,822


                     8 | Quarterly Statements of Investments

Franklin Templeton International Trust

       TEMPLETON GLOBAL LONG-SHORT FUND                             INDUSTRY                           SHARES            VALUE
       ---------------------------------------   ----------------------------------------------   ---------------   ---------------
       COMMON STOCKS (CONTINUED)
       UNITED STATES (CONTINUED)
       Aon Corp. .............................                     Insurance                              19,600   $       726,180
(c)    Bank of America Corp. .................           Diversified Financial Services                    33,330           219,311
       Burger King Holdings Inc. .............            Hotels, Restaurants & Leisure                    12,370           275,233
       Carnival Corp. ........................            Hotels, Restaurants & Leisure                    11,436           208,021
(a, c) Cisco Systems Inc. ....................              Communications Equipment                       96,100         1,438,617
(c)    Comcast Corp. .........................                        Media                                89,160         1,306,194
       Covidien Ltd. .........................          Health Care Equipment & Supplies                   23,660           907,125
       E. I. du Pont de Nemours and Co. ......                      Chemicals                              28,400           652,064
(c)    El Paso Corp. .........................             Oil, Gas & Consumable Fuels                    103,940           850,229
       FedEx Corp. ...........................               Air Freight & Logistics                       12,649           644,340
       The Gap Inc. ..........................                  Specialty Retail                           56,690           639,463
(d)    General Electric Co. ..................              Industrial Conglomerates                       73,160           887,431
       Invesco Ltd. ..........................                   Capital Markets                           76,870           906,297
       McDonald's Corp. ......................            Hotels, Restaurants & Leisure                     4,650           269,793
(c)    Merck & Co. Inc. ......................                   Pharmaceuticals                           55,620         1,587,951
(d)    Microsoft Corp. .......................                      Software                               84,970         1,452,987
       News Corp., A .........................                        Media                               117,500           750,825
(a, c) Oracle Corp. ..........................                      Software                               88,040         1,481,713
(c)    Pfizer Inc. ...........................                   Pharmaceuticals                           64,490           940,264
(a, c) Progressive Corp. .....................                      Insurance                              98,250         1,193,738
(a)    Sprint Nextel Corp. ...................         Wireless Telecommunication Services                209,350           508,721
(d)    Target Corp. ..........................                  Multiline Retail                           16,745           522,444
(a, c) Time Warner Cable Inc., A .............                        Media                                35,980           670,307
       Torchmark Corp. .......................                      Insurance                              18,580           557,400
       Tyco Electronics Ltd. .................         Electronic Equipment, Instruments
                                                                 & Components                              35,750           506,220
       Tyco International Ltd. ...............              Industrial Conglomerates                       28,590           600,962
       Yum! Brands Inc. ......................            Hotels, Restaurants & Leisure                     8,890           254,432
                                                                                                                    ---------------
                                                                                                                         23,035,528
                                                                                                                    ---------------
       TOTAL COMMON STOCKS
          (COST $113,068,468) ..................                                                                         66,388,823
                                                                                                                    ---------------
       PREFERRED STOCKS (COST $297,113) 0.4%
       BRAZIL 0.4%
       Companhia Vale do Rio Doce, ADR, pfd.,
          A ....................................                   Metals & Mining                         26,640           323,410
                                                                                                                    ---------------
       TOTAL INVESTMENTS BEFORE SHORT TERM
          INVESTMENTS (COST $113,365,581) ......                                                                         66,712,233
                                                                                                                    ---------------

                                                                                                     PRINCIPAL
                                                                                                       AMOUNT
                                                                                                  ---------------
     SHORT TERM INVESTMENTS 8.9%
     TIME DEPOSITS 8.9%
     UNITED STATES 8.9%
     Dresdner Bank AG, 0.21%, 2/02/09 ........                                                    $     3,215,000         3,215,000
     Paribas Corp., 0.28%, 2/02/09 ...........                                                          3,400,000         3,400,000
     TOTAL TIME DEPOSITS (COST $6,615,000) ...                                                                            6,615,000
                                                                                                                    ---------------
     TOTAL INVESTMENTS
        (COST $119,980,581) 99.0% ............                                                                           73,327,233
                                                                                                                    ---------------


                     Quarterly Statements of Investments | 9

Franklin Templeton International Trust

    TEMPLETON GLOBAL LONG-SHORT FUND                                 INDUSTRY                        CONTRACTS           VALUE
    ------------------------------------------   ----------------------------------------------   ---------------   ---------------
    OPTIONS WRITTEN (0.0)%(e) ................                                                                      $       (20,550)
    SECURITIES SOLD SHORT (17.9)% ............                                                                          (13,296,913)
    OTHER ASSETS, LESS LIABILITIES 18.9% .....                                                                           14,025,183
                                                                                                                    ---------------
    NET ASSETS 100.0% ........................                                                                      $    74,034,953
                                                                                                                    ===============
    OPTIONS WRITTEN 0.0%(e)
    CALL OPTIONS 0.0%(e)
    UNITED STATES 0.0%(e)
    General Electric Co., Mar. 15
       Calls, 3/21/09 ........................              Industrial Conglomerates                          250             7,500
    Microsoft Corp., Apr. 20 Calls, 4/18/09 ..                      Software                                  200             8,600
    Target Corp., Apr. 40 Calls, 4/18/09 .....                  Multiline Retail                               50             4,450
                                                                                                                    ---------------
    TOTAL OPTIONS WRITTEN
       (PREMIUMS RECEIVED $30,100) ...........                                                                               20,550
                                                                                                                    ---------------

                                                                                                       SHARES
                                                                                                  ---------------
    SECURITIES SOLD SHORT 17.9%
    FRANCE 0.4%
    JC Decaux SA .............................                        Media                                22,936           316,698
                                                                                                                    ---------------
    GERMANY 1.1%
    iShares MSCI Germany Index Fund ..........           Diversified Financial Services                    52,549           814,509
                                                                                                                    ---------------
    ITALY 1.1%
    iShares MSCI Italy Index Fund ............           Diversified Financial Services                    57,390           781,652
                                                                                                                    ---------------
    SOUTH KOREA 1.4%
    iShares MSCI South Korea Index Fund ......           Diversified Financial Services                    38,630         1,024,854
                                                                                                                    ---------------
    SPAIN 0.7%
    Antena 3 de Television SA ................                        Media                               105,060           494,527
                                                                                                                    ---------------
    SWITZERLAND 2.6%
    iShares MSCI Switzerland Index Fund ......           Diversified Financial Services                    74,440         1,178,385
    Lindt & Spruengli Chocolate Works Ltd. ...                    Food Products                                40           771,346
                                                                                                                    ---------------
                                                                                                                          1,949,731
                                                                                                                    ---------------
    UNITED KINGDOM 1.4%
    iShares MSCI United Kingdom Index Fund ...            Diversified Financial Services                   44,640           495,504
    Thomson Reuters PLC ......................                        Media                                29,210           592,284
                                                                                                                    ---------------
                                                                                                                          1,087,788
                                                                                                                    ---------------
    UNITED STATES 9.2%
    The Cheesecake Factory Inc. ..............            Hotels, Restaurants & Leisure                    30,480           264,566
    CoStar Group Inc. ........................                Professional Services                        36,340         1,076,391
    Meredith Corp. ...........................                        Media                                46,100           736,217
    PACCAR Inc. ..............................                      Machinery                              42,400         1,118,936
    Powershares QQQ Nasdaq 100 ...............            Diversified Financial Services                   53,728         1,561,336
    SPDR Trust Series 1 ......................            Diversified Financial Services                   21,043         1,742,992
    Texas Roadhouse Inc., A ..................            Hotels, Restaurants & Leisure                    42,820           326,716
                                                                                                                    ---------------
                                                                                                                          6,827,154
                                                                                                                    ---------------


                    10 | Quarterly Statements of Investments

Franklin Templeton International Trust

TEMPLETON GLOBAL LONG-SHORT FUND                                                                                         VALUE
----------------------------------------------                                                                      ---------------
    TOTAL SECURITIES SOLD SHORT
       (PROCEEDS $14,917,105) ................                                                                      $    13,296,913
                                                                                                                    ---------------

See Abbreviations on page 15.

(a)  Non-income producing for the twelve months ended January 31, 2009.

(b) Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2009, the value of this security was $595,588, representing 0.80% of net assets.

(c) Security or a portion of the security has been segregated as collateral for securities sold short. At January 31, 2009, the value of securities and/or cash pledged amounted to $13,343,023.

(d) A portion or all of the security is held in connection with written option contracts open at period end.

(e)  Rounds to less than 0.1% of net assets.

                    See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 11

Franklin Templeton International Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Templeton International Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of three funds (Funds).

The Franklin India Growth Fund (India Growth Fund) operates using a "master fund/feeder fund" structure and invests indirectly in the securities of Indian companies through FT (Mauritius) Offshore Investments Limited (Portfolio), an entity registered with and regulated by the Mauritius Financial Services Commission, which shares the same investment objective as the India Growth Fund. The accounting policies of the Portfolio, including the Portfolio's security valuation policies, will directly affect the recorded value of the India Growth Fund's investment in the Portfolio. The Statement of Investments of the Portfolio is included elsewhere in this report and should be read in conjunction with the India Growth Fund's Statement of Investments. At January 31, 2009, the India Growth Fund owned 100% of the outstanding shares of the Portfolio.

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Time deposits are valued at cost.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert to the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust's Board of Trustees.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability


                    12 | Quarterly Statements of Investments

Franklin Templeton International Trust

2.   SECURITY VALUATION (CONTINUED)

(including the reliability) of the value of a portfolio security held by the Funds. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. At January 31, 2009, a portion of the securities held by the Templeton Foreign Smaller Companies Fund and the Templeton Global Long-Short Fund were fair valued. All security valuation procedures are approved by the Trust's Board of Trustees.

The India Growth Fund's investment in the Portfolio's shares is valued at the Portfolio's net asset value per share. Valuation of securities by the Portfolio is discussed in Note 2 of the Portfolio's Notes to Statement of Investments, which are included elsewhere in this report.

3.   INCOME TAXES

At January 31, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                                    TEMPLETON         TEMPLETON
                                                FRANKLIN INDIA   FOREIGN SMALLER        GLOBAL
                                                 GROWTH FUND*     COMPANIES FUND   LONG-SHORT FUND
                                                --------------   ---------------   ---------------
Cost of investments .........................    $ 49,623,398     $ 197,164,503     $120,036,409
                                                 ============     =============     ============
Unrealized appreciation .....................    $    282,077     $   4,197,880     $  2,549,875
Unrealized depreciation .....................     (18,332,777)     (107,610,374)     (49,259,051)
                                                 ------------     -------------     ------------
Net unrealized appreciation (depreciation) ..    $(18,050,700)    $(103,412,494)    $(46,709,176)
                                                 ============     =============     ============

*    Includes the holdings of the Portfolio.

4.   FAIR VALUE MEASUREMENTS

The Funds adopted Financial Accounting Standards Board (FASB) Statement No. 157, "Fair Value Measurement" (SFAS 157), on November 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Funds have determined that the implementation of SFAS 157 did not have a material impact on the Funds' financial statements.


                    Quarterly Statements of Investments | 13

Franklin Templeton International Trust

4.   FAIR VALUE MEASUREMENTS (CONTINUED)

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009, in valuing the Funds' assets and liabilities carried at fair value:

                                            LEVEL 1       LEVEL 2     LEVEL 3      TOTAL
                                          -----------   -----------   -------   -----------
FRANKLIN INDIA GROWTH FUND
   ASSETS:
      Investments in Securities .......   $33,455,826   $        --     $--     $33,455,826
TEMPLETON FOREIGN SMALLER COMPANIES
   FUND
   ASSETS:
      Investments in Securities .......   $82,522,703   $11,229,306     $--     $93,752,009
TEMPLETON GLOBAL LONG-SHORT FUND
   ASSETS:
      Investments in Securities .......   $72,371,943   $   955,290     $--     $73,327,233
LIABILITIES:
   Options Written ....................        20,550            --      --          20,550
   Securities Sold Short ..............    13,296,913            --      --      13,296,913


                    14 | Quarterly Statements of Investments

Franklin Templeton International Trust

5.   NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued FASB Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. The Trust believes applying the various provisions of SFAS 161 will not have a material impact on its financial statements.

ABBREVIATIONS

SELECTED PORTFOLIO

ADR - American Depository Receipt

GDR - Global Depository Receipt

For information on the Funds' policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                    Quarterly Statements of Investments | 15

FT (Mauritius) Offshore Investments Limited

STATEMENT OF INVESTMENTS, JANUARY 31, 2009 (UNAUDITED)

                                                          SHARES        VALUE
                                                       -----------   -----------
    COMMON STOCKS 94.4%
    INDIA 94.4%
    AEROSPACE & DEFENSE 0.9%
    Bharat Electronics Ltd. ........................        18,292   $   309,897
                                                                     -----------
    AUTO COMPONENTS 2.2%
    Bosch Ltd. .....................................        11,498       726,257
                                                                     -----------
    AUTOMOBILES 3.3%
    Hero Honda Motors Ltd. .........................        60,640     1,088,603
                                                                     -----------
    BEVERAGES 0.6%
    United Spirits Ltd. ............................        16,598       201,130
                                                                     -----------
    CHEMICALS 1.4%
    Asian Paints Ltd. ..............................        29,762       478,294
                                                                     -----------
    COMMERCIAL BANKS 13.5%
    Axis Bank Ltd. .................................       116,462     1,032,304
    HDFC Bank Ltd. .................................       100,361     1,899,566
    ICICI Bank Ltd. ................................       153,667     1,309,551
    State Bank of India ............................        12,347       291,222
                                                                     -----------
                                                                       4,532,643
                                                                     -----------
    CONSTRUCTION & ENGINEERING 2.2%
    Hindustan Construction Ltd. ....................       217,011       196,798
    Larsen & Toubro Ltd. ...........................        37,565       529,986
                                                                     -----------
                                                                         726,784
                                                                     -----------
    CONSTRUCTION MATERIALS 4.4%
    ACC Ltd. .......................................        34,778       359,420
    Grasim Industries Ltd. .........................        25,030       613,478
    Ultra Tech Cement Ltd. .........................        62,896       510,378
                                                                     -----------
                                                                       1,483,276
                                                                     -----------
    DIVERSIFIED FINANCIAL SERVICES 2.5%
    Crisil Ltd. ....................................           855        40,591
    Kotak Mahindra Bank Ltd. .......................       136,592       792,709
                                                                     -----------
                                                                         833,300
                                                                     -----------
    ELECTRICAL EQUIPMENT 5.2%
    ABB Ltd. India .................................        84,337       828,350
    Bharat Heavy Electricals Ltd. ..................        33,365       901,879
                                                                     -----------
                                                                       1,730,229
                                                                     -----------
    FOOD PRODUCTS 5.3%
    Nestle India Ltd. ..............................        58,883     1,767,635
                                                                     -----------
    HOUSEHOLD PRODUCTS 4.8%
    Hindustan Unilever Ltd. ........................       298,652     1,596,886
                                                                     -----------
    IT SERVICES 7.1%
    Infosys Technologies Ltd. ......................        67,325     1,799,238
    Satyam Computer Services Ltd. ..................        96,971       107,294
    Tata Consultancy Services Ltd. .................        43,705       458,030
                                                                     -----------
                                                                       2,364,562
                                                                     -----------


                    16 | Quarterly Statements of Investments

FT (Mauritius) Offshore Investments Limited

                                                          SHARES        VALUE
                                                       -----------   -----------
    COMMON STOCKS (CONTINUED)
    MACHINERY 1.8%
    Cummins India Ltd. .............................       176,312   $   607,618
                                                                     -----------
    MEDIA 1.1%
(a) IBN18 Broadcast Ltd. ...........................       115,000       179,504
    New Delhi Television Ltd. ......................         6,750        11,697
    Television Eighteen India Ltd. .................       125,596       192,443
                                                                     -----------
                                                                         383,644
                                                                     -----------
    OIL, GAS & CONSUMABLE FUELS 12.8%
    Bharat Petroleum Corp. Ltd. ....................       134,080     1,075,110
(a) Cairn India Ltd. ...............................        53,435       180,049
    Hindustan Petroleum Corp. Ltd. .................        99,511       582,094
    Indian Oil Corp. Ltd. ..........................        58,262       532,349
    Reliance Industries Ltd. .......................        69,977     1,898,332
                                                                     -----------
                                                                       4,267,934
                                                                     -----------
    PERSONAL PRODUCTS 5.6%
    Dabur India Ltd. ...............................       313,547       564,834
    Marico Ltd. ....................................     1,108,008     1,316,681
                                                                     -----------
                                                                       1,881,515
                                                                     -----------
    PHARMACEUTICALS 7.4%
    Glaxosmithkline Pharmaceuticals Ltd. ...........        26,480       631,942
    Lupin Laboratories Ltd. ........................        62,101       724,490
    Pfizer Ltd. ....................................        34,800       373,290
    Sun Pharmaceutical Industries Ltd. .............        33,417       734,319
                                                                     -----------
                                                                       2,464,041
                                                                     -----------
    THRIFTS & MORTGAGE FINANCE 3.4%
    Housing Development Finance Corp. Ltd. .........        36,441     1,146,381
                                                                     -----------
    WIRELESS TELECOMMUNICATION SERVICES 8.9%
(a) Bharti Airtel Ltd. .............................       179,909     2,334,397
(a) Idea Cellular Ltd. .............................       499,282       480,374
    Reliance Communications Ltd. ...................        48,017       167,298
                                                                     -----------
                                                                       2,982,069
                                                                     -----------
    TOTAL COMMON STOCKS (COST $48,908,531) .........                  31,572,698
                                                                     -----------
    OTHER ASSETS, LESS LIABILITIES 5.6% ............                   1,883,128
                                                                     -----------
    NET ASSETS 100.0% ..............................                 $33,455,826
                                                                     ===========

(a)  Non-income producing for the twelve months ended January 31, 2009.

                     See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 17

FT (Mauritius) Offshore Investments Limited

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

FT (Mauritius) Offshore Investments Limited (Portfolio) is registered with and regulated by the Mauritius Financial Services Commission. The Portfolio was formed for the purpose of facilitating the Franklin India Growth Fund's (Fund) purchase of securities of a wide selection of Indian companies, consistent with the Fund's investment strategies and has elected to be treated as a disregarded entity for United States federal income tax purposes.

At January 31, 2009, the Fund owns 100% of the Portfolio.

The following summarizes the Portfolio's significant accounting policies.

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert to the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Trustees.

The Portfolio follows the Fund's procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a security held by the Portfolio. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are


                    18 | Quarterly Statements of Investments

FT (Mauritius) Offshore Investments Limited

2. SECURITY VALUATION (CONTINUED)

measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.

3. FAIR VALUE MEASUREMENTS

The Portfolio adopted Financial Accounting Standards Board (FASB) Statement No. 157, "Fair Value Measurement" (SFAS 157), on November 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Portfolio has determined that the implementation of SFAS 157 did not have a material impact on the Portfolio's financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Portfolio's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Portfolio's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

At January 31, 2009, all of the Portfolio's investments in securities carried at fair value were in Level 1 inputs.

4. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued FASB Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. The Portfolio believes applying the various provisions of SFAS 161 will not have a material impact on its financial statements.


                    Quarterly Statements of Investments | 19


Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.


(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and
Administration, and Gaston Gardey, Chief Financial Officer, Chief Accounting Officer and Treasurer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON INTERNATIONAL TRUST


By /s/LAURA F. FERGERSON
  ---------------------------------------
      Laura F. Fergerson
      Chief Executive Officer - Finance
      and Administration
Date  March 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/LAURA F. FERGERSON
  ---------------------------------------
      Laura F. Fergerson
      Chief Executive Officer - Finance
      and Administration
Date  March 27, 2009


By /s/GASTON GARDEY
  ---------------------------------------
      Gaston Gardey
      Chief Financial Officer, Chief
      Accounting Officer and Treasurer
Date  March 27, 2009